Other income	12 Months Ended
Dec. 31, 2019
Other income
Other income

24.         Other income

Other income, net, consists of the following:

	Year ended December 31,
	2019		2018		2017
Gain on sale of equipment	Ps.	(1,155)	Ps.	(205)	Ps.	(1,340)
Other expenses (income)		—		—		(40)
	Ps.	(1,155)	Ps.	(205)	Ps.	(1,380)